Commitments and Contingencies - Non-Cancelable Purchase Obligations (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Purchase commitment amount	$ 8,606